UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
December 1, 2013 to December 31, 2013

Commission File Number of issuing entity: 333-171684-04

Capital Auto Receivables Asset Trust 2013-4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171684

Capital Auto Receivables LLC
(Exact name of depositor as specified in its charter)

Ally Financial Inc.
(Exact name of sponsor as specified in its charter)

DELAWARE	80-6262781
(State or other jurisdiction of incorporation or organization of the	(I.R.S. Employer Identification No.)
issuing entity)

Capital Auto Receivables LLC	48265
200 Renaissance Center, Detroit, Michigan	(Zip Code)
(Address of principal executive offices of the issuing entity)

(313) 656-5500
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Class A-1			X
Class A-2			X
Class A-3			X
Class A-4			X
Class B			X
Class C			X
Class D			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☐ No ☒

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Securityholder.

In connection with the end of the fiscal year for the issuing entity the following sets forth the information required by Item 1121(b) of Regulation AB (17 CFR 229.1121).
THE RECEIVABLES POOL
Criteria Applicable to the Selection of Receivables
For the criteria applicable to the selection of the initial receivables and the additional receivables, see “The Receivables Pools- Criteria Applicable to the Selection of Initial Receivables” and “The Receivables Pools- Criteria Applicable to the Selection of Initial Receivables” in the prospectus supplement, dated November 21, 2013 (the “Prospectus Supplement”). For the underwriting criteria related to the initial receivables and the additional receivables, see “Acquisition and Underwriting” in the prospectus, dated as of November 18, 2013 (the “Prospectus”). For a description of the representations and warranties and repurchase obligations regarding the initial receivables and the additional receivables, see “The Transfer and Servicing Agreements-Sale and Assignment of Receivables.”
The following tables describe the pool of receivables as of the end of the fiscal year for the issuing entity (the “fiscal year 2013 pool date”).
Each of the percentages and averages in the tables is computed on the basis of the amount financed of each receivable as of the fiscal year 2013 pool date. The “Weighted Average Annual Percentage Rate of all Receivables in Pool” and “Weighted Average Annual Percentage Rate of Non-Subvented Receivables in Pool” in the following table are based on weighting by amount financed and remaining term of each receivable, each as of the fiscal year 2013 pool date. The “Weighted Average Original Maturity” in the following table is based on weighting by original undiscounted principal balance of each receivable as of its date of origination. “Loan-to-Value Ratio” with respect to a receivable means the original undiscounted principal balance divided by the estimated vehicle value, multiplied by 100. The estimated vehicle value for a new vehicle is the dealer invoice cost of the vehicle. The estimated vehicle value for a used vehicle is the value received by Ally Financial from the dealer, independently validated by Ally Financial, based on a market guide, such as Blackbook, indicating the value of the vehicle and the source from which that value was determined. “Weighted Average Loan-to-Value Ratio” is based on a weighting by original undiscounted principal balance of each receivable as of its date of origination. A FICO score is a measurement designed by Fair, Isaac & Company and calculated by the major credit bureaus using collected information to assess credit risk. “Weighted Average FICO Score” is based on a weighting by original undiscounted principal balance of each receivable as of the fiscal year 2013 pool date and excludes receivables with respect to which the obligor is a business account and receivables for which no FICO score is available. Of the 5,164 FICO Scores excluded from the Weighted Average FICO Score, 4,233 or 81.97%, are business accounts and the remaining 931 or 18.03%, are accounts for which FICO Scores are unavailable. In the table “Distribution of the Fiscal Year 2013 Receivables Pool by FICO Score,” those excluded accounts make up the “Business Accounts and Unavailable” category. Percentages may not equal 100.00% due to rounding.

Composition of the Fiscal Year 2013 Receivables Pool-(Total: New and Used)

Aggregate Amount Financed.....................................................................................................	$1,072,423,611.06
Number of Contracts in Pool......................................................................................................	57,288
Average Amount Financed.........................................................................................................	$18,719.86
Weighted Average FICO Score..................................................................................................	629.97
Weighted Average Loan-to-Value Ratio....................................................................................	101.73
Weighted Average Annual Percentage Rate of all Receivables in Pool....................................	7.96%
Weighted Average Annual Percentage Rate of Non-Subvented Receivables in Pool...............	9.50%
Weighted Average Original Maturity..........................................................................................	68.17
Weighted Average Remaining Maturity (Range).......................................................................	55.17
(1 to 82 months)
Percentage of New Cars and Light Trucks in Pool....................................................................	62.37%
Percentage of Used Cars and Light Trucks in Pool...................................................................	37.63%
Percentage of Cars in Pool.........................................................................................................	36.50%
Percentage of Light Trucks in Pool...........................................................................................	63.50%
Percentage of Subvented Receivables in Pool...........................................................................	26.48%
Percentage of Non-Subvented Receivables in Pool..................................................................	73.52%

Composition of the Fiscal Year 2013 Receivables Pool-(New)

Aggregate Amount Financed.....................................................................................................	$668,874,344.75
Number of Contracts in Pool.....................................................................................................	30,165
Average Amount Financed.........................................................................................................	$22,173.86
Weighted Average FICO Score..................................................................................................	628.25
Weighted Average Loan-to-Value Ratio.....................................................................................	99.73
Weighted Average Annual Percentage Rate of all Receivables in Pool....................................	6.69%
Weighted Average Annual Percentage Rate of Non-Subvented Receivables in Pool...............	8.70%
Weighted Average Original Maturity..........................................................................................	68.77
Weighted Average Remaining Maturity (Range).......................................................................	55.30
(1 to 82 months)
Percentage of Subvented Receivables in Pool...........................................................................	39.74%
Percentage of Non-Subvented Receivables in Pool..................................................................	60.26%

Composition of the Fiscal Year 2013 Receivables Pool-(Used)

Aggregate Amount Financed.....................................................................................................	$403,549,266.31
Number of Contracts in Pool.....................................................................................................	27,123
Average Amount Financed........................................................................................................	$14,878.49
Weighted Average FICO Score..................................................................................................	632.51
Weighted Average Loan-to-Value Ratio.....................................................................................	105.23
Weighted Average Annual Percentage Rate of all Receivables in Pool....................................	10.09%
Weighted Average Annual Percentage Rate of Non-Subvented Receivables in Pool...............	10.34%
Weighted Average Original Maturity..........................................................................................	67.12
Weighted Average Remaining Maturity (Range)........................................................................	54.95
(1 to 77 months)
Percentage of Subvented Receivables in Pool...........................................................................	4.52%
Percentage of Non-Subvented Receivables in Pool...................................................................	95.48%

Distribution of the Fiscal Year 2013 Receivables Pool by Annual Percentage Rate-Aggregate

Annual Percentage Rate Range	Number of Contracts	Aggregate Amount Financed	Percentage of Aggregate Amount Financed
0.00% to 1.00%...........................................................	3,351	$80,582,695.39	7.51%
1.01% to 2.00%............................................................	1,576	$36,495,862.43	3.40%
2.01% to 3.00%............................................................	2,186	$47,935,470.93	4.47%
3.01% to 4.00%...........................................................	3,148	$64,547,776.58	6.02%
4.01% to 5.00%............................................................	3,651	$71,886,809.08	6.70%
5.01% to 6.00%............................................................	5,167	$96,118,875.30	8.96%
6.01% to 7.00%............................................................	4,836	$89,179,363.25	8.32%
7.01% to 8.00%............................................................	6,080	$106,771,178.93	9.96%
8.01% to 9.00%............................................................	4,494	$82,910,773.72	7.73%
9.01% to 10.00%..........................................................	5,383	$95,591,219.52	8.91%
10.01% to 11.00%........................................................	3,835	$67,569,959.74	6.30%
11.01% to 12.00%........................................................	2,791	$49,929,158.93	4.66%
12.01% to 13.00%........................................................	3,098	$54,761,688.73	5.11%
13.01% to 14.00%........................................................	2,261	$37,893,138.21	3.53%
14.01% to 15.00%........................................................	1,891	$33,544,345.73	3.13%
15.01% to 16.00%........................................................	1,055	$17,242,910.25	1.61%
16.01% to 17.00%........................................................	971	$16,159,056.87	1.51%
17.01% to 18.00%.......................................................	725	$11,948,745.48	1.11%
18.01% to 19.00%.......................................................	337	$5,037,362.42	0.47%
19.01% to 20.00%........................................................	245	$3,432,838.03	0.32%
20.01% to 21.00%........................................................	87	$1,274,871.02	0.12%
21.01% to 22.00%........................................................	61	$777,694.05	0.07%
22.01% to 23.00%........................................................	27	$391,911.66	0.04%
23.01% to 24.00%........................................................	27	$372,921.72	0.03%
24.01% to 25.00%........................................................	5	$66,983.09	0.01%
Total.............................................................................	57,288	$1,072,423,611.06	100.00%

Distribution of the Fiscal Year 2013 Receivables Pool by State
The fiscal year 2013 pool of receivables includes receivables originated in all 50 states and the District of Columbia. The following table sets forth the percentage of the Aggregate Amount Financed in the states with the largest concentration of receivables. No other state accounts for more than 4.32% of the Aggregate Amount Financed. Management believes that there are no factors unique to any state or region in which 10% or more of the receivables are located that may materially impact the trust’s ability to pay principal and interest on the notes. The following breakdown by state is based on the billing addresses of the obligors on the fiscal year 2013 receivables:

State	Percentage of Aggregate Amount Financed
Texas.............................................................................................................................................	14.84%
Florida...........................................................................................................................................	7.71%
Pennsylvania.................................................................................................................................	5.84%
California......................................................................................................................................	4.99%
Georgia.........................................................................................................................................	4.80%
Illinois..........................................................................................................................................	4.44%

Distribution of the Fiscal Year 2013 Receivables Pool by Loan-to-Value Ratio

Loan-to-Value Ratio	Number of Contracts	Average Original Amount Financed	Average Original Estimated Vehicle Value	Percentage of Contracts
Less than 80........................................................	9,133	$16,676.15	$29,033.53	15.94%
80 to 90...............................................................	6,167	$23,230.85	$27,147.48	10.76%
91 to 100.............................................................	9,336	$25,116.81	$26,187.76	16.30%
101 to 110...........................................................	12,482	$26,366.48	$24,977.71	21.79%
111 to 120............................................................	12,378	$25,074.15	$21,713.46	21.61%
121 to 130...........................................................	7,791	$23,992.12	$19,350.06	13.60%
131 to 140...........................................................	1	$34,449.61	$26,000.00	0.00%
Greater than 140.................................................	—	—	—	0.00%
Total...................................................................	57,288			100.00%

Distribution of the Fiscal Year 2013 Receivables Pool by FICO Score

FICO Band	Number of Contracts	Aggregate Amount Financed	Percentage of Aggregate Amount Financed
Business Accounts and Unavailable..............	5,164	$99,059,636.54	9.24%
Below 550......................................................	1,785	$33,735,627.21	3.15%
550 to 574......................................................	4,030	$75,565,799.44	7.05%
575 to 599.......................................................	5,588	$104,690,405.69	9.76%
600 to 625.......................................................	9,373	$182,651,467.93	17.03%
626 to 650.......................................................	16,121	$323,809,384.37	30.19%
651 to 675.......................................................	7,562	$143,054,581.50	13.34%
676 to 700.......................................................	3,298	$55,851,696.78	5.21%
701 to 725.......................................................	2,081	$31,013,645.21	2.89%
726 to 750.......................................................	919	$8,997,444.82	0.84%
751 to 775.......................................................	703	$7,559,643.38	0.70%
Greater than 775.............................................	664	$6,434,278.19	0.60%
Total...............................................................	57,288	$1,072,423,611.06	100.00%

Distribution of the Fiscal Year 2013 Receivables Pool by Original Term

Original Term (Months)	Number of Contracts	Aggregate Amount Financed	Percentage of Aggregate Amount Financed
60 and less......................................................	17,774	$235,074,558.99	21.92%
61 to 72...........................................................	34,903	$728,866,067.97	67.96%
73 to 75...........................................................	4,494	$104,623,730.99	9.76%
Greater than 75...............................................	117	$3,859,253.11	0.36%
Total...............................................................	57,288	$1,072,423,611.06	100.00%

Distribution of the Fiscal Year 2013 Receivables Pool by Vehicle Make

Vehicle Make	Percentage of Aggregate Amount Financed
Chevrolet..........................................................................................................................................	36.87%
GMC................................................................................................................................................	9.46%
Dodge...............................................................................................................................................	8.20%
Ram..................................................................................................................................................	6.08%
Jeep..................................................................................................................................................	5.53%
Ford..................................................................................................................................................	5.53%
Chrysler............................................................................................................................................	3.85%
Cadillac............................................................................................................................................	3.46%
Nissan...............................................................................................................................................	3.25%
KIA..................................................................................................................................................	2.92%
No other vehicle make accounts for more than 2.33% of the Aggregate Amount Financed.
Distribution of the Fiscal Year 2013 Receivables Pool by Vehicle Model

Vehicle Model	Percentage of Aggregate Amount Financed
C/K Pickup........................................................................................................................................	12.66%
Ram Pickup.......................................................................................................................................	6.04%
Sierra................................................................................................................................................	4.74%
Malibu..............................................................................................................................................	3.35%
Cruze................................................................................................................................................	3.30%
Equinox............................................................................................................................................	3.01%
Camaro.............................................................................................................................................	2.32%
Traverse............................................................................................................................................	2.10%
Tahoe................................................................................................................................................	2.00%
Wrangler...........................................................................................................................................	1.96%
No other vehicle model accounts for more than 1.95% of the Aggregate Amount Financed.
Depositor Review of the Fiscal Year 2013 Receivables Pool
In connection with the initial offering, the depositor performed a review (the “pool review”) of the initial receivables pool in order to provide reasonable assurance that the information contained in the Prospectus Supplement and the Prospectus regarding the initial receivables pool was accurate in all material respects. Additionally, in connection with the pool review for the initial receivables, the depositor performed a review of the pool of eligible receivables from which the additional receivables were to be acquired by the depositor after the initial closing date (the “overall pool review”). With respect to the additional receivables, the depositor has not purchased all of the receivables reviewed in connection with the overall pool review as of the end of the fiscal year for the issuing entity. The overall pool review entailed consideration of ongoing processes and procedures used by Ally Financial (the “process review”), as well as the performance of specified actions with respect to disclosure about the initial receivables pool and the pool of receivables from which the additional receivables would be chosen and the underlying data on which that disclosure was based (the “data and disclosure review”). For certain aspects of the overall pool review, the depositor engaged a third party to assist. The depositor designed the procedures used in the overall pool review, assumes the responsibility for the sufficiency of those procedures, and attributes to itself all findings and conclusions of the overall pool review.

For the process review, the depositor monitored internal reports and developments with respect to processes and procedures that are designed to maintain and enhance the quality of decision-making, the quality of originated assets and the accuracy, efficiency and reliability of receivables systems and operations. Ally Financial has internal functions that carry out these processes and procedures, such as:

•
Quality assurance, which tests previously originated receivables to check for compliance with applicable underwriting criteria and documentation requirements and accurate entry of data into the principal databases and other management information systems of the sponsor and the servicer (the “information databases”),

•	Loan review, which tests, among other things, the quality of originated portfolios and the adherence of originations to established policies,

•	Risk reporting, which monitors losses, delinquencies, credit quality and exceptions to servicing policies, and

•	Internal audit, which independently performs periodic internal control reviews of various processes including the auto loan origination and reporting system processes.

The first part of the data and disclosure review tested the accuracy of the individual receivables data contained in the information databases. The depositor used the information databases to assemble an electronic data tape containing relevant data on the initial receivables pool. From this tape, the depositor constructed the pool composition and stratification tables in “The Receivables Pool” in the Prospectus Supplement and verified the eligibility criteria in “The Receivables Pool-Criteria Applicable to the Selection of Initial Receivables” in the Prospectus Supplement and the representations and warranties in “The Transfer and Servicing Agreements-Sale and Assignment of Receivables” in the Prospectus. The depositor also verified the eligibility criteria for the additional receivables as described in “The Receivables Pool-Criteria Applicable to the Selection of Additional Receivables During the Revolving Period” in connection with the overall pool review.
Through random processes, 208 receivables (the “initial reviewed receivables”) in the initial pool were selected. Additionally, 20 receivables (the “additional reviewed receivables”) in the pool of eligible receivables from which the additional receivables were to be acquired after the initial closing date were selected. Of the 20 additional reviewed receivables, one receivable has been included in the fiscal year 2013 pool of receivables. The servicer and the sponsor made available an electronic copy of the pertinent underlying documentation and data records for each reviewed receivable (collectively, the “receivable document file”).
First, approximately 28 different aspects, or data points, of each initial receivable document file, values such as FICO score, origination date, APR and loan-to-value ratio, along with elements such as evidence of a perfected lien, were noted. These data points were either compared to the corresponding information in the electronic data tape or evaluated for compliance with an eligibility criterion or a representation and warranty, to determine whether any inaccuracies existed. In some cases, the depositor specified permissible tolerances for variances. Of the approximately 5,824 aggregate data points checked with respect to the initial reviewed receivables, a total of six appeared to be erroneous related to four receivables. Two of the errors related to differences in the annual percentage rates of the contracts for the reviewed receivables of less than one half of one percent, each of which with related errors in the monthly payments of the contracts for the reviewed receivables of less than $5. In addition, two of the errors related to the first payment due date for the reviewed receivable, where the contract for one of the reviewed receivables reflected a first payment due date that was two days later than the first payment due date for such reviewed receivable as indicated in the electronic data tape, and where the contract for the other reviewed receivable did not properly indicate a first payment due date. None of the data points checked with respect to the additional reviewed receivables appeared to be erroneous.
In addition, selected values associated with the reviewed receivables were recomputed to assess their accuracy. The servicer provided records regarding payments made by the related obligors prior to the initial cutoff date so that the amount financed and remaining term for each reviewed receivable could be recomputed. Based on information in the initial receivable document file, the loan-to-value ratio for the related financed vehicle was also recomputed. These recomputations did not indicate any errors.

A second aspect of the data and disclosure review consisted of a comparison of the statistics contained herein to data in, or derived from, the information databases. The review consisted of a recalculation from the data in the information databases of the number of contracts, monetary amounts, amounts and percentages displayed herein. Matters not exceeding plus or minus 0.5 percent of the number of contracts, monetary amounts, amounts or percentages were not considered exceptions. This comparison found no exceptions within the specified parameters.
The third aspect of the data and disclosure review evaluated the information contained in the Prospectus regarding the initial pool of receivables under “Acquisition and Underwriting,” “The Receivables Pools,” “The Servicer-Servicing Procedures,” “The Servicer-Collections,” “The Transfer and Agreements and Servicing Agreements-Additional Sales of Receivables” and “Legal Aspects of the Receivables.” The depositor confirmed with the responsible personnel of the sponsor and the servicer that the description of the business practices, contract terms and legal and regulatory considerations, and the other information with respect to the initial pool of receivables, contained in those sections was accurate. The depositor also reviewed internal management reports periodically generated by these personnel that bear on the matters discussed in those sections of the Prospectus.
The depositor has concluded that it has reasonable assurance that the disclosure regarding the pool of receivables contained herein is accurate in all material respects.
Exceptions to Underwriting Guidelines
A number of receivables in the fiscal year 2013 pool of receivables constitute exceptions to the underwriting criteria of Ally Financial, as described in “Acquisition and Underwriting-Underwriting Exceptions” in the Prospectus. Ally Financial monitors exceptions to the underwriting criteria, with the goals of limiting exceptions to a small portion of approved applications and rarely permitting more than a single exception for any contract. The depositor elected to include these receivables in the fiscal year 2013 pool of receivables. These receivables were included in the pool on the basis that the depositor has historically securitized receivables with these characteristics and these exceptions are immaterial.
The following table explains the nature of the exceptions. All but 73 of these receivables exceeded only a single underwriting criterion; 3 receivables have two “layered” exceptions and no receivables have three or more “layered” exceptions. As used in the table below, a “collateral characteristic” is an underwriting criterion primarily related to the financed vehicle, such as loan-to-value ratio or, for used vehicles, a limit on the maximum mileage or age of the vehicle, and a “credit characteristic” is an underwriting criterion primarily related to the creditworthiness of the obligor, such as the payment-to-income ratio or debt-to-income ratio. The aggregate amount financed of these exception receivables is $47,958,796.70.

Nature of Exception	Number of Contracts	Percentage of Aggregate Amount Financed
Collateral characteristic exceeding guideline.......................	1,936	2.93%
Credit characteristic exceeding guideline............................	819	1.54%
Total......................................................................................	2,755	4.47%

Item 1121(c) of Regulation AB.  Repurchases and Replacements
No activity to report for the Monthly Period from December 1, 2013 to December 31, 2013 as required by Item 1121(c) of Regulation AB.
Date of most recent Form ABS-15G: February 8, 2013
Central Index Key (CIK) of Securitizer: 0000893958

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds
None.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Significant Enhancement Provider Information
None.

Item 8. Other Information
None.

Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from December 1, 2013 to December 31, 2013

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Capital Auto Receivables Asset Trust 2013-4
(Issuing Entity)

by: Ally Financial Inc.
(Servicer, not in its individual capacity but
solely as Servicer on behalf of the Issuing Entity)

/s/ David J DeBrunner
David J DeBrunner,
Vice President, Controller
and Chief Accounting Officer

Date: February 3, 2014

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from December 1, 2013 to December 31, 2013